Investment Strategy	May 31, 2026
Voya Target In-Retirement Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests primarily in a combination of actively managed funds and passively managed index funds, including exchange-traded funds (“ETFs”) (collectively, the “Underlying Funds”). The Underlying Funds may or may not be affiliated with the Investment Adviser. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other debt instruments and the Fund uses an asset allocation strategy designed for investors who are expecting to retire soon, are already retired or who are in need of making withdrawals from their portfolio soon. The Fund's current approximate target investment allocation (expressed as a percentage of its net assets) (the “Target Allocation”) among the Underlying Funds is: 35% in equity securities and 65% in debt instruments. Although this is the Target Allocation, the actual allocation of the Fund's assets may deviate from the percentages shown.The allocation of the Fund’s assets between Underlying Funds affiliated with the Investment Adviser and Underlying Funds that are not affiliated with the Investment Adviser will vary over time, although the sub-adviser (the “Sub-Adviser”) currently expects to invest, under normal circumstances, at least 10% of the Fund’s assets, and as much as 85%, in Underlying Funds affiliated with the Investment Adviser. When investing in Underlying Funds, the Sub-Adviser takes into account a wide variety of factors and considerations, including among other things the investment strategy employed in the management of a potential Underlying Fund, and the extent to which an Underlying Fund’s investment adviser considers environmental, social, and governance (“ESG”) factors as part of its investment process. The manner in which an investment adviser uses ESG factors in its investment process will be only one of many considerations in the Sub-Adviser’s evaluation of any potential Underlying Fund, and the extent to which the consideration of ESG factors by an investment adviser will affect the Sub-Adviser’s decision to invest in an Underlying Fund, if at all, will depend on the analysis and judgment of the Sub-Adviser. The Target Allocation is measured with reference to the principal investment strategies of the Underlying Funds; actual exposure to equity securities and debt instruments will vary from the Target Allocation if an Underlying Fund is not substantially invested in accordance with its principal investment strategy.The Fund will deviate from the Target Allocation based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% of the Fund’s NAV, relative to the current Target Allocation. The Sub-Adviser may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Fund, achieve its investment objective, or take advantage of particular opportunities. The Underlying Funds provide exposure to a wide range of traditional asset classes which include, but are not limited to: stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which include, but are not limited to: real estate, commodities, and floating rate loans. Equity securities in which the Underlying Funds invest include, but are not limited to: domestic and international large-, mid-, and small-capitalization stocks (which may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate-related securities, including real estate investment trusts (“REITs”); and natural resource/commodity-related securities. Debt instruments in which the Underlying Funds invest include, but are not limited to: domestic and international (including emerging markets) long-, intermediate-, and short-term bonds; bonds rated below investment grade (sometimes referred to as “high-yield securities”, “high-yield bonds”, or “junk bonds”); floating rate loans; and U.S. Treasury Inflation Protected Securities. The Fund may invest in exchange-traded notes. The Fund may also invest in derivative instruments including, but not limited to, futures and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, as a substitute for taking a position in the underlying asset, to seek to minimize risk, and to assist in managing cash.The Target Allocation may be changed at any time by the Sub-Adviser.
Voya Target Retirement 2030 Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests primarily in a combination of actively managed funds and passively managed index funds, including exchange-traded funds (“ETFs”) (collectively, the “Underlying Funds”). The Underlying Funds may or may not be affiliated with the Investment Adviser. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other debt instruments and the Fund uses an asset allocation strategy designed for investors expecting to retire around the year 2030. The Fund's current approximate target investment allocation (expressed as a percentage of its net assets) (the “Target Allocation”) among the Underlying Funds is: 52% in equity securities and 48% in debt instruments. Although this is the Target Allocation, the actual allocation of the Fund's assets may deviate from the percentages shown.The allocation of the Fund’s assets between Underlying Funds affiliated with the Investment Adviser and Underlying Funds that are not affiliated with the Investment Adviser will vary over time, although the sub-adviser (the “Sub-Adviser”) currently expects to invest, under normal circumstances, at least 10% of the Fund’s assets, and as much as 85%, in Underlying Funds affiliated with the Investment Adviser. When investing in Underlying Funds, the Sub-Adviser takes into account a wide variety of factors and considerations, including among other things the investment strategy employed in the management of a potential Underlying Fund, and the extent to which an Underlying Fund’s investment adviser considers environmental, social, and governance (“ESG”) factors as part of its investment process. The manner in which an investment adviser uses ESG factors in its investment process will be only one of many considerations in the Sub-Adviser’s evaluation of any potential Underlying Fund, and the extent to which the consideration of ESG factors by an investment adviser will affect the Sub-Adviser’s decision to invest in an Underlying Fund, if at all, will depend on the analysis and judgment of the Sub-Adviser. The Target Allocation is measured with reference to the principal investment strategies of the Underlying Funds; actual exposure to equity securities and debt instruments will vary from the Target Allocation if an Underlying Fund is not substantially invested in accordance with its principal investment strategy.The Fund will deviate from the Target Allocation based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% of the Fund’s NAV, relative to the current Target Allocation. The Sub-Adviser may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Fund, achieve its investment objective, or take advantage of particular opportunities. The Underlying Funds provide exposure to a wide range of traditional asset classes which include, but are not limited to: stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which include, but are not limited to: real estate, commodities, and floating rate loans. Equity securities in which the Underlying Funds invest include, but are not limited to: domestic and international large-, mid-, and small-capitalization stocks (which may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate-related securities, including real estate investment trusts (“REITs”); and natural resource/commodity-related securities. Debt instruments in which the Underlying Funds invest include, but are not limited to: domestic and international (including emerging markets) long-, intermediate-, and short-term bonds; bonds rated below investment grade (sometimes referred to as “high-yield securities”, “high-yield bonds”, or “junk bonds”); floating rate loans; and U.S. Treasury Inflation Protected Securities. The Fund may invest in exchange-traded notes. The Fund may also invest in derivative instruments including, but not limited to, futures and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, as a substitute for taking a position in the underlying asset, to seek to minimize risk, and to assist in managing cash.The Fund is structured and managed around a specific target retirement or financial goal date of 2030 (the “Target Date”). The Target Date is the approximate year that an investor in the Fund would plan to make withdrawals from the Fund for retirement or other financial goals. The chart below shows the glide path and illustrates how the Target Allocation to equity securities and debt instruments will change over time. Generally, the Fund's glide path will transition to the target asset allocation illustrated below on an annual basis and become more conservative as the Fund approaches the Target Date. As the Fund approaches its Target Date, the Fund's Target Allocation is anticipated to be the same as that of Voya Target In-Retirement Fund, which is equal to approximately 35% equity securities and 65% debt instruments.As the Fund's Target Allocation migrates toward that of Voya Target In-Retirement Fund, by the Target Date, it is anticipated that the Fund would be merged with and into Voya Target In-Retirement Fund. Voya Target In-Retirement Fund uses an asset allocation strategy designed for investors who are expecting to retire soon, are already retired, or who are in need of making withdrawals from their portfolio soon. In summary, the Fund is designed for an investor who plans to withdraw the value of the investor's investments in the Fund gradually on or after the Target Date. The mix of investments in the Fund's Target Allocation will change over time and seek to reduce investment risk as the Fund approaches its Target Date. The Target Allocation may be changed at any time by the Sub-Adviser.
Voya Target Retirement 2035 Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests primarily in a combination of actively managed funds and passively managed index funds, including exchange-traded funds (“ETFs”) (collectively, the “Underlying Funds”). The Underlying Funds may or may not be affiliated with the Investment Adviser. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other debt instruments and the Fund uses an asset allocation strategy designed for investors expecting to retire around the year 2035. The Fund's current approximate target investment allocation (expressed as a percentage of its net assets) (the “Target Allocation”) among the Underlying Funds is: 60% in equity securities and 40% in debt instruments. Although this is the Target Allocation, the actual allocation of the Fund's assets may deviate from the percentages shown.The allocation of the Fund’s assets between Underlying Funds affiliated with the Investment Adviser and Underlying Funds that are not affiliated with the Investment Adviser will vary over time, although the sub-adviser (the “Sub-Adviser”) currently expects to invest, under normal circumstances, at least 10% of the Fund’s assets, and as much as 85%, in Underlying Funds affiliated with the Investment Adviser. When investing in Underlying Funds, the Sub-Adviser takes into account a wide variety of factors and considerations, including among other things the investment strategy employed in the management of a potential Underlying Fund, and the extent to which an Underlying Fund’s investment adviser considers environmental, social, and governance (“ESG”) factors as part of its investment process. The manner in which an investment adviser uses ESG factors in its investment process will be only one of many considerations in the Sub-Adviser’s evaluation of any potential Underlying Fund, and the extent to which the consideration of ESG factors by an investment adviser will affect the Sub-Adviser’s decision to invest in an Underlying Fund, if at all, will depend on the analysis and judgment of the Sub-Adviser. The Target Allocation is measured with reference to the principal investment strategies of the Underlying Funds; actual exposure to equity securities and debt instruments will vary from the Target Allocation if an Underlying Fund is not substantially invested in accordance with its principal investment strategy.The Fund will deviate from the Target Allocation based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% of the Fund’s NAV, relative to the current Target Allocation. The Sub-Adviser may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Fund, achieve its investment objective, or take advantage of particular opportunities. The Underlying Funds provide exposure to a wide range of traditional asset classes which include, but are not limited to: stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which include, but are not limited to: real estate, commodities, and floating rate loans. Equity securities in which the Underlying Funds invest include, but are not limited to: domestic and international large-, mid-, and small-capitalization stocks (which may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate-related securities, including real estate investment trusts (“REITs”); and natural resource/commodity-related securities. Debt instruments in which the Underlying Funds invest include, but are not limited to: domestic and international (including emerging markets) long-, intermediate-, and short-term bonds; bonds rated below investment grade (sometimes referred to as “high-yield securities”, “high-yield bonds”, or “junk bonds”); floating rate loans; and U.S. Treasury Inflation Protected Securities. The Fund may invest in exchange-traded notes. The Fund may also invest in derivative instruments including, but not limited to, futures and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, as a substitute for taking a position in the underlying asset, to seek to minimize risk, and to assist in managing cash.The Fund is structured and managed around a specific target retirement or financial goal date of 2035 (the “Target Date”). The Target Date is the approximate year that an investor in the Fund would plan to make withdrawals from the Fund for retirement or other financial goals. The chart below shows the glide path and illustrates how the Target Allocation to equity securities and debt instruments will change over time. Generally, the Fund's glide path will transition to the target asset allocation illustrated below on an annual basis and become more conservative as the Fund approaches the Target Date. As the Fund approaches its Target Date, the Fund's Target Allocation is anticipated to be the same as that of Voya Target In-Retirement Fund, which is equal to approximately 35% equity securities and 65% debt instruments.As the Fund's Target Allocation migrates toward that of Voya Target In-Retirement Fund, by the Target Date, it is anticipated that the Fund would be merged with and into Voya Target In-Retirement Fund. Voya Target In-Retirement Fund uses an asset allocation strategy designed for investors who are expecting to retire soon, are already retired, or who are in need of making withdrawals from their portfolio soon. In summary, the Fund is designed for an investor who plans to withdraw the value of the investor's investments in the Fund gradually on or after the Target Date. The mix of investments in the Fund's Target Allocation will change over time and seek to reduce investment risk as the Fund approaches its Target Date. The Target Allocation may be changed at any time by the Sub-Adviser.
Voya Target Retirement 2040 Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests primarily in a combination of actively managed funds and passively managed index funds, including exchange-traded funds (“ETFs”) (collectively, the “Underlying Funds”). The Underlying Funds may or may not be affiliated with the Investment Adviser. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other debt instruments and the Fund uses an asset allocation strategy designed for investors expecting to retire around the year 2040. The Fund's current approximate target investment allocation (expressed as a percentage of its net assets) (the “Target Allocation”) among the Underlying Funds is: 70% in equity securities and 30% in debt instruments. Although this is the Target Allocation, the actual allocation of the Fund's assets may deviate from the percentages shown.The allocation of the Fund’s assets between Underlying Funds affiliated with the Investment Adviser and Underlying Funds that are not affiliated with the Investment Adviser will vary over time, although the sub-adviser (the “Sub-Adviser”) currently expects to invest, under normal circumstances, at least 10% of the Fund’s assets, and as much as 85%, in Underlying Funds affiliated with the Investment Adviser. When investing in Underlying Funds, the Sub-Adviser takes into account a wide variety of factors and considerations, including among other things the investment strategy employed in the management of a potential Underlying Fund, and the extent to which an Underlying Fund’s investment adviser considers environmental, social, and governance (“ESG”) factors as part of its investment process. The manner in which an investment adviser uses ESG factors in its investment process will be only one of many considerations in the Sub-Adviser’s evaluation of any potential Underlying Fund, and the extent to which the consideration of ESG factors by an investment adviser will affect the Sub-Adviser’s decision to invest in an Underlying Fund, if at all, will depend on the analysis and judgment of the Sub-Adviser. The Target Allocation is measured with reference to the principal investment strategies of the Underlying Funds; actual exposure to equity securities and debt instruments will vary from the Target Allocation if an Underlying Fund is not substantially invested in accordance with its principal investment strategy.The Fund will deviate from the Target Allocation based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% of the Fund’s NAV, relative to the current Target Allocation. The Sub-Adviser may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Fund, achieve its investment objective, or take advantage of particular opportunities. The Underlying Funds provide exposure to a wide range of traditional asset classes which include, but are not limited to: stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which include, but are not limited to: real estate, commodities, and floating rate loans. Equity securities in which the Underlying Funds invest include, but are not limited to: domestic and international large-, mid-, and small-capitalization stocks (which may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate-related securities, including real estate investment trusts (“REITs”); and natural resource/commodity-related securities. Debt instruments in which the Underlying Funds invest include, but are not limited to: domestic and international (including emerging markets) long-, intermediate-, and short-term bonds; bonds rated below investment grade (sometimes referred to as “high-yield securities”, “high-yield bonds”, or “junk bonds”); floating rate loans; and U.S. Treasury Inflation Protected Securities. The Fund may invest in exchange-traded notes. The Fund may also invest in derivative instruments including, but not limited to, futures and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, as a substitute for taking a position in the underlying asset, to seek to minimize risk, and to assist in managing cash.The Fund is structured and managed around a specific target retirement or financial goal date of 2040 (the “Target Date”). The Target Date is the approximate year that an investor in the Fund would plan to make withdrawals from the Fund for retirement or other financial goals. The chart below shows the glide path and illustrates how the Target Allocation to equity securities and debt instruments will change over time. Generally, the Fund's glide path will transition to the target asset allocation illustrated below on an annual basis and become more conservative as the Fund approaches the Target Date. As the Fund approaches its Target Date, the Fund's Target Allocation is anticipated to be the same as that of Voya Target In-Retirement Fund, which is equal to approximately 35% equity securities and 65% debt instruments.As the Fund's Target Allocation migrates toward that of Voya Target In-Retirement Fund, by the Target Date, it is anticipated that the Fund would be merged with and into Voya Target In-Retirement Fund. Voya Target In-Retirement Fund uses an asset allocation strategy designed for investors who are expecting to retire soon, are already retired, or who are in need of making withdrawals from their portfolio soon. In summary, the Fund is designed for an investor who plans to withdraw the value of the investor's investments in the Fund gradually on or after the Target Date. The mix of investments in the Fund's Target Allocation will change over time and seek to reduce investment risk as the Fund approaches its Target Date. The Target Allocation may be changed at any time by the Sub-Adviser.
Voya Target Retirement 2045 Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests primarily in a combination of actively managed funds and passively managed index funds, including exchange-traded funds (“ETFs”) (collectively, the “Underlying Funds”). The Underlying Funds may or may not be affiliated with the Investment Adviser. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other debt instruments and the Fund uses an asset allocation strategy designed for investors expecting to retire around the year 2045. The Fund's current approximate target investment allocation (expressed as a percentage of its net assets) (the “Target Allocation”) among the Underlying Funds is: 79% in equity securities and 21% in debt instruments. Although this is the Target Allocation, the actual allocation of the Fund's assets may deviate from the percentages shown.The allocation of the Fund’s assets between Underlying Funds affiliated with the Investment Adviser and Underlying Funds that are not affiliated with the Investment Adviser will vary over time, although the sub-adviser (the “Sub-Adviser”) currently expects to invest, under normal circumstances, at least 10% of the Fund’s assets, and as much as 85%, in Underlying Funds affiliated with the Investment Adviser. When investing in Underlying Funds, the Sub-Adviser takes into account a wide variety of factors and considerations, including among other things the investment strategy employed in the management of a potential Underlying Fund, and the extent to which an Underlying Fund’s investment adviser considers environmental, social, and governance (“ESG”) factors as part of its investment process. The manner in which an investment adviser uses ESG factors in its investment process will be only one of many considerations in the Sub-Adviser’s evaluation of any potential Underlying Fund, and the extent to which the consideration of ESG factors by an investment adviser will affect the Sub-Adviser’s decision to invest in an Underlying Fund, if at all, will depend on the analysis and judgment of the Sub-Adviser. The Target Allocation is measured with reference to the principal investment strategies of the Underlying Funds; actual exposure to equity securities and debt instruments will vary from the Target Allocation if an Underlying Fund is not substantially invested in accordance with its principal investment strategy.The Fund will deviate from the Target Allocation based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% of the Fund’s NAV, relative to the current Target Allocation. The Sub-Adviser may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Fund, achieve its investment objective, or take advantage of particular opportunities. The Underlying Funds provide exposure to a wide range of traditional asset classes which include, but are not limited to: stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which include, but are not limited to: real estate, commodities, and floating rate loans. Equity securities in which the Underlying Funds invest include, but are not limited to: domestic and international large-, mid-, and small-capitalization stocks (which may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate-related securities, including real estate investment trusts (“REITs”); and natural resource/commodity-related securities. Debt instruments in which the Underlying Funds invest include, but are not limited to: domestic and international (including emerging markets) long-, intermediate-, and short-term bonds; bonds rated below investment grade (sometimes referred to as “high-yield securities”, “high-yield bonds”, or “junk bonds”); floating rate loans; and U.S. Treasury Inflation Protected Securities. The Fund may invest in exchange-traded notes. The Fund may also invest in derivative instruments including, but not limited to, futures and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, as a substitute for taking a position in the underlying asset, to seek to minimize risk, and to assist in managing cash.The Fund is structured and managed around a specific target retirement or financial goal date of 2045 (the “Target Date”). The Target Date is the approximate year that an investor in the Fund would plan to make withdrawals from the Fund for retirement or other financial goals. The chart below shows the glide path and illustrates how the Target Allocation to equity securities and debt instruments will change over time. Generally, the Fund's glide path will transition to the target asset allocation illustrated below on an annual basis and become more conservative as the Fund approaches the Target Date. As the Fund approaches its Target Date, the Fund's Target Allocation is anticipated to be the same as that of Voya Target In-Retirement Fund, which is equal to approximately 35% equity securities and 65% debt instruments.As the Fund's Target Allocation migrates toward that of Voya Target In-Retirement Fund, by the Target Date, it is anticipated that the Fund would be merged with and into Voya Target In-Retirement Fund. Voya Target In-Retirement Fund uses an asset allocation strategy designed for investors who are expecting to retire soon, are already retired, or who are in need of making withdrawals from their portfolio soon. In summary, the Fund is designed for an investor who plans to withdraw the value of the investor's investments in the Fund gradually on or after the Target Date. The mix of investments in the Fund's Target Allocation will change over time and seek to reduce investment risk as the Fund approaches its Target Date. The Target Allocation may be changed at any time by the Sub-Adviser.
Voya Target Retirement 2050 Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests primarily in a combination of actively managed funds and passively managed index funds, including exchange-traded funds (“ETFs”) (collectively, the “Underlying Funds”). The Underlying Funds may or may not be affiliated with the Investment Adviser. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other debt instruments and the Fund uses an asset allocation strategy designed for investors expecting to retire around the year 2050. The Fund's current approximate target investment allocation (expressed as a percentage of its net assets) (the “Target Allocation”) among the Underlying Funds is: 87% in equity securities and 13% in debt instruments. Although this is the Target Allocation, the actual allocation of the Fund's assets may deviate from the percentages shown.The allocation of the Fund’s assets between Underlying Funds affiliated with the Investment Adviser and Underlying Funds that are not affiliated with the Investment Adviser will vary over time, although the sub-adviser (the “Sub-Adviser”) currently expects to invest, under normal circumstances, at least 10% of the Fund’s assets, and as much as 85%, in Underlying Funds affiliated with the Investment Adviser. When investing in Underlying Funds, the Sub-Adviser takes into account a wide variety of factors and considerations, including among other things the investment strategy employed in the management of a potential Underlying Fund, and the extent to which an Underlying Fund’s investment adviser considers environmental, social, and governance (“ESG”) factors as part of its investment process. The manner in which an investment adviser uses ESG factors in its investment process will be only one of many considerations in the Sub-Adviser’s evaluation of any potential Underlying Fund, and the extent to which the consideration of ESG factors by an investment adviser will affect the Sub-Adviser’s decision to invest in an Underlying Fund, if at all, will depend on the analysis and judgment of the Sub-Adviser. The Target Allocation is measured with reference to the principal investment strategies of the Underlying Funds; actual exposure to equity securities and debt instruments will vary from the Target Allocation if an Underlying Fund is not substantially invested in accordance with its principal investment strategy.The Fund will deviate from the Target Allocation based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% of the Fund’s NAV, relative to the current Target Allocation. The Sub-Adviser may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Fund, achieve its investment objective, or take advantage of particular opportunities. The Underlying Funds provide exposure to a wide range of traditional asset classes which include, but are not limited to: stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which include, but are not limited to: real estate, commodities, and floating rate loans. Equity securities in which the Underlying Funds invest include, but are not limited to: domestic and international large-, mid-, and small-capitalization stocks (which may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate-related securities, including real estate investment trusts (“REITs”); and natural resource/commodity-related securities. Debt instruments in which the Underlying Funds invest include, but are not limited to: domestic and international (including emerging markets) long-, intermediate-, and short-term bonds; bonds rated below investment grade (sometimes referred to as “high-yield securities”, “high-yield bonds”, or “junk bonds”); floating rate loans; and U.S. Treasury Inflation Protected Securities. The Fund may invest in exchange-traded notes. The Fund may also invest in derivative instruments including, but not limited to, futures and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, as a substitute for taking a position in the underlying asset, to seek to minimize risk, and to assist in managing cash.The Fund is structured and managed around a specific target retirement or financial goal date of 2050 (the “Target Date”). The Target Date is the approximate year that an investor in the Fund would plan to make withdrawals from the Fund for retirement or other financial goals. The chart below shows the glide path and illustrates how the Target Allocation to equity securities and debt instruments will change over time. Generally, the Fund's glide path will transition to the target asset allocation illustrated below on an annual basis and become more conservative as the Fund approaches the Target Date. As the Fund approaches its Target Date, the Fund's Target Allocation is anticipated to be the same as that of Voya Target In-Retirement Fund, which is equal to approximately 35% equity securities and 65% debt instruments.As the Fund's Target Allocation migrates toward that of Voya Target In-Retirement Fund, by the Target Date, it is anticipated that the Fund would be merged with and into Voya Target In-Retirement Fund. Voya Target In-Retirement Fund uses an asset allocation strategy designed for investors who are expecting to retire soon, are already retired, or who are in need of making withdrawals from their portfolio soon. In summary, the Fund is designed for an investor who plans to withdraw the value of the investor's investments in the Fund gradually on or after the Target Date. The mix of investments in the Fund's Target Allocation will change over time and seek to reduce investment risk as the Fund approaches its Target Date. The Target Allocation may be changed at any time by the Sub-Adviser.
Voya Target Retirement 2055 Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests primarily in a combination of actively managed funds and passively managed index funds, including exchange-traded funds (“ETFs”) (collectively, the “Underlying Funds”). The Underlying Funds may or may not be affiliated with the Investment Adviser. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other debt instruments and the Fund uses an asset allocation strategy designed for investors expecting to retire around the year 2055. The Fund's current approximate target investment allocation (expressed as a percentage of its net assets) (the “Target Allocation”) among the Underlying Funds is: 94% in equity securities and 6% in debt instruments. Although this is the Target Allocation, the actual allocation of the Fund's assets may deviate from the percentages shown.The allocation of the Fund’s assets between Underlying Funds affiliated with the Investment Adviser and Underlying Funds that are not affiliated with the Investment Adviser will vary over time, although the sub-adviser (the “Sub-Adviser”) currently expects to invest, under normal circumstances, at least 10% of the Fund’s assets, and as much as 85%, in Underlying Funds affiliated with the Investment Adviser. When investing in Underlying Funds, the Sub-Adviser takes into account a wide variety of factors and considerations, including among other things the investment strategy employed in the management of a potential Underlying Fund, and the extent to which an Underlying Fund’s investment adviser considers environmental, social, and governance (“ESG”) factors as part of its investment process. The manner in which an investment adviser uses ESG factors in its investment process will be only one of many considerations in the Sub-Adviser’s evaluation of any potential Underlying Fund, and the extent to which the consideration of ESG factors by an investment adviser will affect the Sub-Adviser’s decision to invest in an Underlying Fund, if at all, will depend on the analysis and judgment of the Sub-Adviser. The Target Allocation is measured with reference to the principal investment strategies of the Underlying Funds; actual exposure to equity securities and debt instruments will vary from the Target Allocation if an Underlying Fund is not substantially invested in accordance with its principal investment strategy.The Fund will deviate from the Target Allocation based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% of the Fund’s NAV, relative to the current Target Allocation. The Sub-Adviser may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Fund, achieve its investment objective, or take advantage of particular opportunities. The Underlying Funds provide exposure to a wide range of traditional asset classes which include, but are not limited to: stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which include, but are not limited to: real estate, commodities, and floating rate loans. Equity securities in which the Underlying Funds invest include, but are not limited to: domestic and international large-, mid-, and small-capitalization stocks (which may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate-related securities, including real estate investment trusts (“REITs”); and natural resource/commodity-related securities. Debt instruments in which the Underlying Funds invest include, but are not limited to: domestic and international (including emerging markets) long-, intermediate-, and short-term bonds; bonds rated below investment grade (sometimes referred to as “high-yield securities”, “high-yield bonds”, or “junk bonds”); floating rate loans; and U.S. Treasury Inflation Protected Securities. The Fund may invest in exchange-traded notes. The Fund may also invest in derivative instruments including, but not limited to, futures and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, as a substitute for taking a position in the underlying asset, to seek to minimize risk, and to assist in managing cash.The Fund is structured and managed around a specific target retirement or financial goal date of 2055 (the “Target Date”). The Target Date is the approximate year that an investor in the Fund would plan to make withdrawals from the Fund for retirement or other financial goals. The chart below shows the glide path and illustrates how the Target Allocation to equity securities and debt instruments will change over time. Generally, the Fund's glide path will transition to the target asset allocation illustrated below on an annual basis and become more conservative as the Fund approaches the Target Date. As the Fund approaches its Target Date, the Fund's Target Allocation is anticipated to be the same as that of Voya Target In-Retirement Fund, which is equal to approximately 35% equity securities and 65% debt instruments.As the Fund's Target Allocation migrates toward that of Voya Target In-Retirement Fund, by the Target Date, it is anticipated that the Fund would be merged with and into Voya Target In-Retirement Fund. Voya Target In-Retirement Fund uses an asset allocation strategy designed for investors who are expecting to retire soon, are already retired, or who are in need of making withdrawals from their portfolio soon. In summary, the Fund is designed for an investor who plans to withdraw the value of the investor's investments in the Fund gradually on or after the Target Date. The mix of investments in the Fund's Target Allocation will change over time and seek to reduce investment risk as the Fund approaches its Target Date. The Target Allocation may be changed at any time by the Sub-Adviser.
Voya Target Retirement 2060 Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests primarily in a combination of actively managed funds and passively managed index funds, including exchange-traded funds (“ETFs”) (collectively, the “Underlying Funds”). The Underlying Funds may or may not be affiliated with the Investment Adviser. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other debt instruments and the Fund uses an asset allocation strategy designed for investors expecting to retire around the year 2060. The Fund's current approximate target investment allocation (expressed as a percentage of its net assets) (the “Target Allocation”) among the Underlying Funds is: 95% in equity securities and 5% in debt instruments. Although this is the Target Allocation, the actual allocation of the Fund's assets may deviate from the percentages shown.The allocation of the Fund’s assets between Underlying Funds affiliated with the Investment Adviser and Underlying Funds that are not affiliated with the Investment Adviser will vary over time, although the sub-adviser (the “Sub-Adviser”) currently expects to invest, under normal circumstances, at least 10% of the Fund’s assets, and as much as 85%, in Underlying Funds affiliated with the Investment Adviser. When investing in Underlying Funds, the Sub-Adviser takes into account a wide variety of factors and considerations, including among other things the investment strategy employed in the management of a potential Underlying Fund, and the extent to which an Underlying Fund’s investment adviser considers environmental, social, and governance (“ESG”) factors as part of its investment process. The manner in which an investment adviser uses ESG factors in its investment process will be only one of many considerations in the Sub-Adviser’s evaluation of any potential Underlying Fund, and the extent to which the consideration of ESG factors by an investment adviser will affect the Sub-Adviser’s decision to invest in an Underlying Fund, if at all, will depend on the analysis and judgment of the Sub-Adviser. The Target Allocation is measured with reference to the principal investment strategies of the Underlying Funds; actual exposure to equity securities and debt instruments will vary from the Target Allocation if an Underlying Fund is not substantially invested in accordance with its principal investment strategy.The Fund will deviate from the Target Allocation based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% of the Fund’s NAV, relative to the current Target Allocation. The Sub-Adviser may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Fund, achieve its investment objective, or take advantage of particular opportunities. The Underlying Funds provide exposure to a wide range of traditional asset classes which include, but are not limited to: stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which include, but are not limited to: real estate, commodities, and floating rate loans. Equity securities in which the Underlying Funds invest include, but are not limited to: domestic and international large-, mid-, and small-capitalization stocks (which may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate-related securities, including real estate investment trusts (“REITs”); and natural resource/commodity-related securities. Debt instruments in which the Underlying Funds invest include, but are not limited to: domestic and international (including emerging markets) long-, intermediate-, and short-term bonds; bonds rated below investment grade (sometimes referred to as “high-yield securities”, “high-yield bonds”, or “junk bonds”); floating rate loans; and U.S. Treasury Inflation Protected Securities. The Fund may invest in exchange-traded notes. The Fund may also invest in derivative instruments including, but not limited to, futures and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, as a substitute for taking a position in the underlying asset, to seek to minimize risk, and to assist in managing cash.The Fund is structured and managed around a specific target retirement or financial goal date of 2060 (the “Target Date”). The Target Date is the approximate year that an investor in the Fund would plan to make withdrawals from the Fund for retirement or other financial goals. The chart below shows the glide path and illustrates how the Target Allocation to equity securities and debt instruments will change over time. Generally, the Fund's glide path will transition to the target asset allocation illustrated below on an annual basis and become more conservative as the Fund approaches the Target Date. As the Fund approaches its Target Date, the Fund's Target Allocation is anticipated to be the same as that of Voya Target In-Retirement Fund, which is equal to approximately 35% equity securities and 65% debt instruments.As the Fund's Target Allocation migrates toward that of Voya Target In-Retirement Fund, by the Target Date, it is anticipated that the Fund would be merged with and into Voya Target In-Retirement Fund. Voya Target In-Retirement Fund uses an asset allocation strategy designed for investors who are expecting to retire soon, are already retired, or who are in need of making withdrawals from their portfolio soon. In summary, the Fund is designed for an investor who plans to withdraw the value of the investor's investments in the Fund gradually on or after the Target Date. The mix of investments in the Fund's Target Allocation will change over time and seek to reduce investment risk as the Fund approaches its Target Date. The Target Allocation may be changed at any time by the Sub-Adviser.
Voya Target Retirement 2065 Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests primarily in a combination of actively managed funds and passively managed index funds, including exchange-traded funds (“ETFs”) (collectively, the “Underlying Funds”). The Underlying Funds may or may not be affiliated with the Investment Adviser. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other debt instruments and the Fund uses an asset allocation strategy designed for investors expecting to retire around the year 2065. The Fund's current approximate target investment allocation (expressed as a percentage of its net assets) (the “Target Allocation”) among the Underlying Funds is: 95% in equity securities and 5% in debt instruments. Although this is the Target Allocation, the actual allocation of the Fund's assets may deviate from the percentages shown.The allocation of the Fund’s assets between Underlying Funds affiliated with the Investment Adviser and Underlying Funds that are not affiliated with the Investment Adviser will vary over time, although the sub-adviser (the “Sub-Adviser”) currently expects to invest, under normal circumstances, at least 10% of the Fund’s assets, and as much as 85%, in Underlying Funds affiliated with the Investment Adviser. When investing in Underlying Funds, the Sub-Adviser takes into account a wide variety of factors and considerations, including among other things the investment strategy employed in the management of a potential Underlying Fund, and the extent to which an Underlying Fund’s investment adviser considers environmental, social, and governance (“ESG”) factors as part of its investment process. The manner in which an investment adviser uses ESG factors in its investment process will be only one of many considerations in the Sub-Adviser’s evaluation of any potential Underlying Fund, and the extent to which the consideration of ESG factors by an investment adviser will affect the Sub-Adviser’s decision to invest in an Underlying Fund, if at all, will depend on the analysis and judgment of the Sub-Adviser. The Target Allocation is measured with reference to the principal investment strategies of the Underlying Funds; actual exposure to equity securities and debt instruments will vary from the Target Allocation if an Underlying Fund is not substantially invested in accordance with its principal investment strategy.The Fund will deviate from the Target Allocation based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% of the Fund’s NAV, relative to the current Target Allocation. The Sub-Adviser may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Fund, achieve its investment objective, or take advantage of particular opportunities. The Underlying Funds provide exposure to a wide range of traditional asset classes which include, but are not limited to: stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which include, but are not limited to: real estate, commodities, and floating rate loans. Equity securities in which the Underlying Funds invest include, but are not limited to: domestic and international large-, mid-, and small-capitalization stocks (which may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate-related securities, including real estate investment trusts (“REITs”); and natural resource/commodity-related securities. Debt instruments in which the Underlying Funds invest include, but are not limited to: domestic and international (including emerging markets) long-, intermediate-, and short-term bonds; bonds rated below investment grade (sometimes referred to as “high-yield securities”, “high-yield bonds”, or “junk bonds”); floating rate loans; and U.S. Treasury Inflation Protected Securities. The Fund may invest in exchange-traded notes. The Fund may also invest in derivative instruments including, but not limited to, futures and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, as a substitute for taking a position in the underlying asset, to seek to minimize risk, and to assist in managing cash.The Fund is structured and managed around a specific target retirement or financial goal date of 2065 (the “Target Date”). The Target Date is the approximate year that an investor in the Fund would plan to make withdrawals from the Fund for retirement or other financial goals. The chart below shows the glide path and illustrates how the Target Allocation to equity securities and debt instruments will change over time. Generally, the Fund's glide path will transition to the target asset allocation illustrated below on an annual basis and become more conservative as the Fund approaches the Target Date. As the Fund approaches its Target Date, the Fund's Target Allocation is anticipated to be the same as that of Voya Target In-Retirement Fund, which is equal to approximately 35% equity securities and 65% debt instruments.As the Fund's Target Allocation migrates toward that of Voya Target In-Retirement Fund, by the Target Date, it is anticipated that the Fund would be merged with and into Voya Target In-Retirement Fund. Voya Target In-Retirement Fund uses an asset allocation strategy designed for investors who are expecting to retire soon, are already retired, or who are in need of making withdrawals from their portfolio soon. In summary, the Fund is designed for an investor who plans to withdraw the value of the investor's investments in the Fund gradually on or after the Target Date. The mix of investments in the Fund's Target Allocation will change over time and seek to reduce investment risk as the Fund approaches its Target Date. The Target Allocation may be changed at any time by the Sub-Adviser.
Voya Target Retirement 2070 Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests primarily in a combination of actively managed funds and passively managed index funds, including exchange-traded funds (“ETFs”) (collectively, the “Underlying Funds”). The Underlying Funds may or may not be affiliated with the Investment Adviser. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other debt instruments and the Fund uses an asset allocation strategy designed for investors expecting to retire around the year 2070. The Fund's current approximate target investment allocation (expressed as a percentage of its net assets) (the “Target Allocation”) among the Underlying Funds is: 95% in equity securities and 5% in debt instruments. Although this is the Target Allocation, the actual allocation of the Fund's assets may deviate from the percentages shown.The allocation of the Fund’s assets between Underlying Funds affiliated with the Investment Adviser and Underlying Funds that are not affiliated with the Investment Adviser will vary over time, although the sub-adviser (the “Sub-Adviser”) currently expects to invest, under normal circumstances, at least 10% of the Fund’s assets, and as much as 85%, in Underlying Funds affiliated with the Investment Adviser. When investing in Underlying Funds, the Sub-Adviser takes into account a wide variety of factors and considerations, including among other things the investment strategy employed in the management of a potential Underlying Fund, and the extent to which an Underlying Fund’s investment adviser considers environmental, social, and governance (“ESG”) factors as part of its investment process. The manner in which an investment adviser uses ESG factors in its investment process will be only one of many considerations in the Sub-Adviser’s evaluation of any potential Underlying Fund, and the extent to which the consideration of ESG factors by an investment adviser will affect the Sub-Adviser’s decision to invest in an Underlying Fund, if at all, will depend on the analysis and judgment of the Sub-Adviser. The Target Allocation is measured with reference to the principal investment strategies of the Underlying Funds; actual exposure to equity securities and debt instruments will vary from the Target Allocation if an Underlying Fund is not substantially invested in accordance with its principal investment strategy.The Fund will deviate from the Target Allocation based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% of the Fund’s NAV, relative to the current Target Allocation. The Sub-Adviser may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Fund, achieve its investment objective, or take advantage of particular opportunities. The Underlying Funds provide exposure to a wide range of traditional asset classes which include, but are not limited to: stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which include, but are not limited to: real estate, commodities, and floating rate loans. Equity securities in which the Underlying Funds invest include, but are not limited to: domestic and international large-, mid-, and small-capitalization stocks (which may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate-related securities, including real estate investment trusts (“REITs”); and natural resource/commodity-related securities. Debt instruments in which the Underlying Funds invest include, but are not limited to: domestic and international (including emerging markets) long-, intermediate-, and short-term bonds; bonds rated below investment grade (sometimes referred to as “high-yield securities”, “high-yield bonds”, or “junk bonds”); floating rate loans; and U.S. Treasury Inflation Protected Securities. The Fund may invest in exchange-traded notes. The Fund may also invest in derivative instruments including, but not limited to, futures and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, as a substitute for taking a position in the underlying asset, to seek to minimize risk, and to assist in managing cash.The Fund is structured and managed around a specific target retirement or financial goal date of 2070 (the “Target Date”). The Target Date is the approximate year that an investor in the Fund would plan to make withdrawals from the Fund for retirement or other financial goals. The chart below shows the glide path and illustrates how the Target Allocation to equity securities and debt instruments will change over time. Generally, the Fund's glide path will transition to the target asset allocation illustrated below on an annual basis and become more conservative as the Fund approaches the Target Date. As the Fund approaches its Target Date, the Fund's Target Allocation is anticipated to be the same as that of Voya Target In-Retirement Fund, which is equal to approximately 35% equity securities and 65% debt instruments.As the Fund's Target Allocation migrates toward that of Voya Target In-Retirement Fund, by the Target Date, it is anticipated that the Fund would be merged with and into Voya Target In-Retirement Fund. Voya Target In-Retirement Fund uses an asset allocation strategy designed for investors who are expecting to retire soon, are already retired, or who are in need of making withdrawals from their portfolio soon. In summary, the Fund is designed for an investor who plans to withdraw the value of the investor's investments in the Fund gradually on or after the Target Date. The mix of investments in the Fund's Target Allocation will change over time and seek to reduce investment risk as the Fund approaches its Target Date. The Target Allocation may be changed at any time by the Sub-Adviser.